Other Operating Expenses (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses	$ 1,533,384	$ 1,557,284	$ 4,686,267	$ 3,514,313	$ 5,139,154	$ 2,175,800	$ 1,864,821
Advertising [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					150,735	61,816	41,787
Audit And Exam Fees [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					120,498	84,500	60,500
Branch Security Costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					110,216	57,940	44,020
Business Development [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					202,878	138,360	116,819
Consulting Fees [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					120,741
Directors Fees [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					244,016	220,533	137,698
Internet Banking [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					267,503	64,033	45,275
Janitorial [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					156,930	83,425	74,447
Organizational And Legal Expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					342,400	79,305	68,491
Other Real Estate Owned Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					293,450	72,153
Pointer Ridge Other Operating [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					562,223	413,484	405,868
Stationery And Supplies [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					213,136	76,145	64,037
Telephone [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					464,786	60,683	57,513
Travel And Accommodations [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					77,767	52,768	41,859
Other [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Operating Expenses					$ 1,811,875	$ 710,655	$ 706,507